Stockholders' Equity (Equity Incentive Plans and Employee Stock Purchase Plan) (Details) - shares	1 Months Ended				9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2018	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2016	Dec. 31, 2019
Stockholders' Equity
Shares authorized								26,667
Additional shares authorized	400,000		40,000
Shares available for grant	466,667
Predetermined offering period, lower fair market value percentage					85.00%	85.00%
Number of shares purchased under ESPP					128,352	86,578
Shares available for future sale					338,315	380,089
Options
Stockholders' Equity
Shares authorized		200,000	200,000				133,333
Expiration period							10 years
Additional shares authorized		200,000	200,000	200,000
Shares available for grant		733,333	533,333	333,333		282,334
Shares available for future sale					397,723